Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
20 Goodwill
	2014			2013
	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	2,176	5,917	8,093	2,409	6,062	8,471
Goodwill acquired during the year	22	0	22	3	0	3
Discontinued operations	0	0	0	(127)	0	(127)
Foreign currency translation impact	162	499	661	(73)	(141)	(214)
Other	(34)	(4)	(38)	(36)	(4)	(40)
Balance at end of period	2,326	6,412	8,738	2,176	5,917	8,093
Accumulated impairment (CHF million)
Balance at beginning of period	12	82	94	0	82	82
Impairment losses	0	0	0	12	0	12
Balance at end of period	12	82	94	12	82	94
Net book value (CHF million)
Net book value	2,314	6,330	8,644	2,164	5,835	7,999
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2014, the Group’s market capitalization was below book value and as of December 31, 2013, the Group’s market capitalization was above book value.
The carrying value of each reporting unit for purposes of the goodwill impairment test is determined by considering the reporting units’ >>>risk-weighted assets usage, leverage ratio exposure, deferred tax assets, cumulative translation adjustments, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the >>>fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.
In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Based on its goodwill impairment analysis performed as of December 31, 2014, the Group concluded that the estimated fair value for those reporting units in the Private Banking & Wealth Management division with goodwill substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2014. The fair value of Private Banking & Wealth Management’s non-strategic reporting unit at the date of its creation in the fourth quarter of 2013 was lower than the estimated book value and as a result the Group recorded a CHF 12 million goodwill impairment charge.
There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value substantially exceeded its carrying value. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2014 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.
As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. In 2014, the Group completed the acquisition of Morgan Stanley’s private wealth management businesses in EMEA, excluding Switzerland, which generated goodwill upon consolidation. In December 2013, a first closing of this transaction also generated goodwill upon consolidation.
Goodwill was also positively impacted by foreign exchange fluctuations in goodwill denominated in US dollars in 2014.
The Group does not expect the SNB decision in January 2015 to discontinue the minimum exchange rate of CHF 1.20 per euro and to increase negative interest rates will lead to a goodwill impairment as the fair value of the reporting units with goodwill will continue to exceed their related carrying values.

Bank
Goodwill
19 Goodwill
end of	2014			2013
	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,978	5,237	7,215	2,210	5,382	7,592
Goodwill acquired during the year	22	0	22	3	0	3
Discontinued operations	0	0	0	(127)	0	(127)
Foreign currency translation impact	162	499	661	(72)	(141)	(213)
Other	(34)	(4)	(38)	(36)	(4)	(40)
Balance at end of period	2,128	5,732	7,860	1,978	5,237	7,215
Accumulated impairment (CHF million)
Balance at beginning of period	12	82	94	0	82	82
Impairment losses	0	0	0	12	0	12
Balance at end of period	12	82	94	12	82	94
Net book value (CHF million)
Net book value	2,116	5,650	7,766	1,966	5,155	7,121
> Refer to “Note 20 – Goodwill” in V – Consolidated financial statements – Credit Suisse Group for further information.